Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Kingsoft Cloud Holdings Ltd
Entity Central Index Key	0001795589
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,646,381,840
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Entity File Number	001-39278
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building E, Xiaomi Science and Technology Park, No. 33 Xierqi Middle Road
Entity Address, Address Line Two	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100085
Entity Address, Country	CN
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Beijing, the People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Haijian He
Entity Address, Address Line One	Building E, Xiaomi Science and Technology Park, No. 33 Xierqi Middle Road
Entity Address, Address Line Two	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100085
Entity Address, Country	CN
City Area Code	86
Extension	10
Local Phone Number	6292 7777
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each ADS represents 15 ordinary shares, par value US$0.001 per share
Trading Symbol	KC
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ